CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2019
CAPITAL AND RESERVES
CAPITAL AND RESERVES

17.         CAPITAL AND RESERVES

(a)  Share capital

At December 31, 2019, the authorized share capital consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares with no par value.

On July 25, 2018, the Company completed a non-brokered private placement of 227,273 flow-through common shares at a price of C$13.20 per share for gross proceeds of $2,304 before share issuance costs of $31. The Company bifurcated the gross proceeds between share capital of $1,913 and flow-through share premium of $391.

(b)  Share options

The Company has adopted an incentive stock option plan which provides that the Board of Directors of the Company may from time to time, in their discretion, and in accordance with Toronto Stock Exchange requirements, grant to its directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issue does not exceed 5.5% of the number of then outstanding common shares. Such options can be exercisable for a maximum of five years from the date of grant. The exercise price of each stock option is set by the Board of Directors at the time of grant but cannot be less than the market price. Vesting of stock options is at the discretion of the Board of Directors at the time the options are granted.

The following table summarizes the changes in share options for the year ended December 31:

	2019		2018
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	options	(in CAD)	options	(in CAD)
Outstanding, January 1,	4,562,919	$9.47	6,454,327	$9.32
Granted	140,000	14.07	615,592	10.60
Exercised	(1,209,709)	8.39	(1,576,500)	6.95
Expired	(19,800)	12.97	(882,750)	13.52
Forfeited	(5,100)	12.97	(47,750)	12.72
Outstanding, December 31,	3,468,310	$10.01	4,562,919	$9.47

For options exercised during the year, the related weighted average share price at the time of exercise was C$14.89 (2018 – C$10.76).

The following table summarizes information about share options outstanding and exercisable at December 31, 2019:

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	options	average years	options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$6.00 - $7.99	1,016,250	0.77	1,016,250	7.03
$8.00 - $9.99	1,198,719	1.94	934,330	9.42
$10.00 - $11.99	78,000	2.05	51,600	10.75
$12.00 - $13.99	1,070,341	3.04	577,919	12.97
$14.00 - $15.99	105,000	3.88	25,000	15.17
	3,468,310	2.00	2,605,099	$9.35

The total share-based compensation expense for the year ended December 31, 2019 was $2,625 (2018 – $3,502), which was expensed in the statement of earnings as share-based compensation expense.

The following are the weighted average assumptions employed to estimate the fair value of options granted for the year ended December 31, 2019 and 2018 using the Black-Scholes option pricing model:

	For the year ended
	December 31,	December 31,
	2019	2018
Risk-free interest rate	1.43%	2.23%
Expected volatility	55.21%	58.46%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

Option pricing models require the input of subjective assumptions including the expected price volatility and expected option life. Changes in these assumptions would have a significant impact on the initial fair value calculation.

(c)  RSU's

The Company adopted the 2015 RSU Plan to allow the Board of Directors to grant its employees and consultants, non-transferable share units based on the value of the Company’s share price at the date of grant. The awards have a graded vesting schedule over a three-year period and can be either cash or equity settled upon vesting at the discretion of the Board of Directors. The associated compensation cost is recorded in share-based compensation expense.

The following table summarizes the changes in RSU’s for the year ended December 31:

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	741,886	$11.31	729,064	$14.41
Granted	—	—	481,230	9.78
Settled	(297,062)	13.54	(385,063)	9.67
Forfeited	(40,301)	12.87	(83,345)	11.16
Outstanding, December 31,	404,523	$14.44	741,886	$11.31

At December 31, 2019, a liability of $2,887 (2018 – $1,271) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2019, $4,556 (2018 – $1,558) was expensed in the statement of earnings as share-based compensation expense.

(d)  PSU’s

PSU’s are granted to senior executive management under the 2015 RSU Plan. The PSU’s vest at the end of the third year and the number of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the Company’s total shareholder return compared to the return of a selected group of peer companies. The awards can be settled in cash or equity upon vesting at the discretion of the Board of Directors.

The following table summarizes the changes in PSU’s for the year ended December 31:

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	166,085	$11.31	74,140	$14.41
Granted	—	—	91,945	9.78
Outstanding, December 31,	166,085	$14.44	166,085	$11.31

At December 31, 2019, a liability of $924 (2018 – $231) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2019, $667 (2018 – $226) was expensed in the statement of earnings as share-based compensation expense.

(e)  DSU’s

The Company established the 2018 DSU plan for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of DSU’s. The number of DSU’s granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSU’s by the fair market value of the Company’s common shares on the conversion date. In addition, the Board may, at its discretion, grant additional DSU’s to plan participants. Each eligible director will be required to hold DSU’s received until the eligible director ceases to be a director of the Company, following which the DSU’s will be settled in cash.

The following table summarizes the changes in DSU’s for the year ended December 31:

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	117,587	$11.57	—	$—
Granted	39,238	12.36	117,587	9.78
Outstanding, December 31,	156,825	$14.45	117,587	$11.57

At December 31, 2019, a liability of $1,745 (2018 – $997) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2019, $683 (2018 – $1,014) was expensed in the statement of earnings as share-based compensation expense.

(f)  Earnings per share

The calculation of diluted earnings per share was based on earnings attributable to ordinary shareholders and the weighted-average number of shares outstanding after adjustments for the effect of potential dilutive shares. For the year ended December 31, 2019, potential share issuances arising from the exercise of share options and the settlement of RSU’s in common shares were included in the calculation of diluted weighted average shares outstanding as well as their impact on earnings attributable to shareholders of the Company. Potentially dilutive shares associated with the convertible notes and share options (out of the money) were not included in the diluted earnings per share calculation as their effect was anti-dilutive.

The following table summarizes the calculation of basic and diluted earnings per share:

	For the year ended
	December 31,	December 31,
	2019	2018

Net earnings for the year	$40,917	$36,620

Basic weighted average number of common shares outstanding	184,731,109	182,905,004
Effective impact of dilutive securities:
Share options	972,815	955,963
RSU's	27,402	20,950

Diluted weighted average number of common shares outstanding	185,731,326	183,881,917

Earnings per share
Basic	$0.22	$0.20
Diluted	$0.22	$0.20